Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2016
Accounts and Bills Receivable, net [Abstract]
Accounts and Bills Receivable, net
(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Accounts receivable	17,052	2,456	7,861
Less: Allowance for doubtful accounts	(3,213)	(463)	(747)
	13,839	1,993	7,114

Bills receivable	15,614	2,249	2,932
	29,453	4,242	10,046

An analysis of the allowance for doubtful accounts for 2016, 2015 and 2014 is as follows:

	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Balance at beginning of year	747	108	825	795
Bad debt (recovery) expense	2,466	355	(78)	30
Write-offs	-	-	-	-

Balance at end of year	3,213	463	747	825

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.